Earnings Per Common Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Common Share
EARNINGS PER COMMON SHARE

The Corporation calculates earnings per common share (“EPS”) on the weighted average number of common shares outstanding. The weighted average number of common shares outstanding was 308.9 million for 2016 and 278.6 million for 2015.

Diluted EPS was calculated using the treasury stock method for options and the “if‑converted” method for convertible securities.

	2016			2015
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares		Shareholders	Shares
	($ millions)	(# millions)	EPS	($ millions)	(# millions)	EPS
Basic EPS	$585	308.9	$1.89	$728	278.6	$2.61
Effect of potential dilutive securities:
Stock Options	—	0.7		—	0.7
Preference Shares	7	3.8		10	5.4
Diluted EPS	$592	313.4	$1.89	$738	284.7	$2.59